PROVISIONS - Environmental and Other Risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provision	€ 90,090
Environmental and other risks
Disclosure of other provisions [line items]
Provision	26,526	€ 17,178	€ 12,306
Cost of sales | Environmental and other risks
Disclosure of other provisions [line items]
Provision	25,128	15,616	10,562
Selling, general and administrative costs | Environmental and other risks
Disclosure of other provisions [line items]
Provision	€ 1,398	€ 1,562	€ 1,744